Performance Management	Dec. 29, 2025
Monteagle Select Value Fund
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]

The bar chart and performance table that follow provide some indication of the risks and variability of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual total returns compare with those of a broad measure of market performance. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information will be available at no cost by calling (888) 263-5593 and on the Fund’s website at www.monteaglefunds.com.

The following chart shows the total return of the Fund for the past ten full calendar years for periods subsequent to the effective date of the Fund’s registration statement.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future
Bar Chart [Heading]	Calendar Year Returns as of December 31, 2024
Bar Chart [Table]
Bar Chart Footnotes [Text Block]	Best and Worst Quarter Returns (for the last 10 years)
	Return	Quarter/Year
Highest Return	31.39%	June 30, 2021
Lowest Return	-41.09%	March 31, 2021

Bar Chart Closing [Text Block]	The Fund’s Institutional Class Shares year-to-date total return through September 30, 2025, was 11.29%.
Highest Quarterly Return, Label [Optional Text]	Highest Return
Highest Quarterly Return	31.39%
Highest Quarterly Return, Date	Jun. 30, 2021
Lowest Quarterly Return, Label [Optional Text]	Lowest Return
Lowest Quarterly Return	(41.09%)
Lowest Quarterly Return, Date	Mar. 31, 2021
Performance Table Heading	Average Annual Total Returns For Period Ended December 31, 2024
Performance Table Narrative

The table below shows how the Fund’s average annual total returns compare to those of the S&P 500 Index®. The table also presents the impact of taxes on the Fund’s returns. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns depend on your tax situation and may differ from those shown. If you own the Fund in a tax-deferred account, such as an individual retirement account (“IRA”) or a 401(k) plan, after-tax returns are not relevant to your investment because such accounts are subject to taxes only upon distribution.

Performance Table Uses Highest Federal Rate	fter-tax returns are calculated using the historical highest individual federal marginal income tax rates
Performance Table Not Relevant to Tax Deferred	If you own the Fund in a tax-deferred account, such as an individual retirement account (“IRA”) or a 401(k) plan, after-tax returns are not relevant to your investment because such accounts are subject to taxes only upon distribution
Performance [Table]
Monteagle Select Value Fund	1 Year	5 Years	10 Years
Institutional Class Return Before Taxes	8.01%	8.58%	6.82%
Institutional Class Return After Taxes on Distributions	6.01%	5.17%	3.39%
Institutional Class Return After Taxes on Distributions and Sale of Fund Shares	5.92%	5.69%	4.05%
S&P 500 Index® (reflects no deduction for fees, expenses, or taxes)	24.79%	14.51%	13.09%

Performance Availability Website Address [Text]	www.monteaglefunds.com
Performance Availability Phone [Text]	(888) 263-5593
The Texas Fund
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]

The bar chart and performance table that follow provide some indication of the risks and variability of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual total returns compare with those of a broad measure of market performance. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information will be available at no cost by calling (888) 263-5593 and on the Fund’s website at www.monteaglefunds.com.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future
Bar Chart [Heading]	Calendar Year Returns as of December 31, 2024
Bar Chart [Table]
Bar Chart Footnotes [Text Block]	Best and Worst Quarter Returns (for the last 10 years)
	Return	Quarter/Year
Highest Return	26.59%	December 31, 2020
Lowest Return	-28.43%	March 31, 2020

Bar Chart Closing [Text Block]	The Fund’s Institutional Class Shares year-to-date total return through September 30, 2025, was 10.57%.
Highest Quarterly Return, Label [Optional Text]	Highest Return
Highest Quarterly Return	26.59%
Highest Quarterly Return, Date	Dec. 31, 2020
Lowest Quarterly Return, Label [Optional Text]	Lowest Return
Lowest Quarterly Return	(28.43%)
Lowest Quarterly Return, Date	Mar. 31, 2020
Performance Table Heading	Average Annual Total Returns For the Period Ended December 31, 2024
Performance Table Narrative

The table below shows how the Fund’s average annual total returns compared to those of the S&P 500 Index®. The table also presents the impact of taxes on the Fund’s returns. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state or local income taxes. Your actual after-tax returns depend on your tax situation and may differ from those shown. If you own the Fund in a tax-deferred account, such as an individual retirement account (“IRA”) or a 401(k) plan, after-tax returns are not relevant to your investment because such accounts are subject to taxes only upon distribution.

Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates
Performance Table Not Relevant to Tax Deferred	If you own the Fund in a tax-deferred account, such as an individual retirement account (“IRA”) or a 401(k) plan, after-tax returns are not relevant to your investment because such accounts are subject to taxes only upon distribution
Performance [Table]
The Texas Fund	1 Year	5 Years	10 Years
Institutional Class Return Before Taxes	15.80%	10.96%	5.96%
Institutional Class Return After Taxes on Distributions	14.86%	10.21%	5.54%
Institutional Class Return After Taxes on Distributions and Sale of Fund Shares	10.02%	8.64%	4.72%
S&P 500 Index® (reflects no deduction for fees, expenses, or taxes)	24.79%	14.51%	13.09%

Performance Availability Website Address [Text]	www.monteaglefunds.com
Performance Availability Phone [Text]	(888) 263-5593
Monteagle Opportunity Equity Fund
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]

The bar chart and performance table that follow provide some indication of the risks and variability of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual total returns compare with those of a broad measure of market performance. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information will be available at no cost by calling (888) 263-5593 and on the Fund’s website at www.monteaglefunds.com.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future
Bar Chart [Heading]	Calendar Year Returns as of December 31, 2024
Bar Chart [Table]
Bar Chart Footnotes [Text Block]	Best and Worst Quarter Returns (for the periods reflected in the bar chart above)
	Return	Quarter/Year
Highest Return	20.34%	June 30, 2020
Lowest Return	-25.57%	March 31, 2021

Bar Chart Closing [Text Block]

The Fund’s Investor Class year-to-date total return as of September 30, 2025, was 8.09%. Returns of the Investor Class shares are presented because the Institutional Class shares were not offered during all of the periods shown. The annual returns would differ only to the extent that the Institutional Class and Investor Class shares do not have the same expenses.

Highest Quarterly Return, Label [Optional Text]	Highest Return
Highest Quarterly Return	20.34%
Highest Quarterly Return, Date	Jun. 30, 2020
Lowest Quarterly Return, Label [Optional Text]	Lowest Return
Lowest Quarterly Return	(25.57%)
Lowest Quarterly Return, Date	Mar. 31, 2021
Performance Table Heading	Average Annual Total Returns For the periods ended December 31, 2024:
Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates
Performance Table Not Relevant to Tax Deferred	after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts (“IRAs”)
Performance [Table]
Investor Class	1 Year	5 Years	10 Years
Return Before Taxes	7.73%	9.30%	7.70%
Return After Taxes on Distributions	6.55%	6.00%	4.11%
Return After Taxes on Distributions and Sale of Fund Shares	5.40%	6.78%	5.16%
S&P 500 (reflects no deduction for fees, expenses, or taxes)	24.79%	14.51%	13.09%

Institutional Class
Return Before Taxes	8.15%	9.80%	8.20%
S&P 500 (reflects no deduction for fees, expenses, or taxes)	24.79%	14.51%	13.09%

Performance Table Footnotes	*The Predecessor Fund’s Institutional Class shares commenced investment operations on June 15, 2011.
Performance Table Closing [Text Block]

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. In addition, after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts (“IRAs”).

Performance Availability Website Address [Text]	www.monteaglefunds.com
Performance Availability Phone [Text]	(888) 263-5593
Monteagle Enhanced Equity Income Fund
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]

The bar chart and performance table that follow provide some indication of the risks and variability of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual total returns compare with those of a broad measure of market performance. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information will be available at no cost by calling (888) 263-5593 and on the Fund’s website at www.monteaglefunds.com.

Calendar Year Returns as of December 31, 2024

The Fund’s Institutional Class Shares year-to-date total return through September 30, 2025, was 8.18%.

Best and Worst Quarter Returns

(since inception, January 23, 2023)

	Return	Quarter/Year
Highest Return	9.46%	December 31, 2023
Lowest Return	-1.62%	December 31, 2024

Average Annual Total Returns

For Period Ended December 31, 2024

Monteagle Enhanced Equity Income Fund	1 Year	Since Inception (January 23, 2023)
Institutional Class Return Before Taxes	14.21%	13.27%
Institutional Class Return After Taxes on Distributions	7.04%	7.63%
Institutional Class Return After Taxes on Distributions and Sale of Fund Shares	8.28%	7.74%
S&P 500 Index® (reflects no deduction for fees, expenses, or taxes)	24.79%	23.54%

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future
Bar Chart [Table]
Bar Chart Footnotes [Text Block]	The Fund’s Institutional Class Shares year-to-date total return through September 30, 2025, was 8.18%
Bar Chart Closing [Text Block]	Best and Worst Quarter Returns (since inception, January 23, 2023)
	Return	Quarter/Year
Highest Return	9.46%	December 31, 2023
Lowest Return	-1.62%	December 31, 2024

Highest Quarterly Return, Label [Optional Text]	Highest Return
Highest Quarterly Return	9.46%
Highest Quarterly Return, Date	Dec. 31, 2023
Lowest Quarterly Return, Label [Optional Text]	Lowest Return
Lowest Quarterly Return	(1.62%)
Lowest Quarterly Return, Date	Dec. 31, 2024
Performance Table Heading	Average Annual Total Returns
Performance [Table]

Monteagle Enhanced Equity Income Fund	1 Year	Since Inception (January 23, 2023)
Institutional Class Return Before Taxes	14.21%	13.27%
Institutional Class Return After Taxes on Distributions	7.04%	7.63%
Institutional Class Return After Taxes on Distributions and Sale of Fund Shares	8.28%	7.74%
S&P 500 Index® (reflects no deduction for fees, expenses, or taxes)	24.79%	23.54%

Performance Availability Website Address [Text]	www.monteaglefunds.com
Performance Availability Phone [Text]	(888) 263-5593